TAXES ON INCOME (Schedule of Income Tax Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expenses:
Current	$ 1,489	$ 1,397	$ 1,537
Deferred	13	121	106
Income tax expense	1,502	1,518	1,643
Income tax expenses by jurisdiction:
Domestic
Foreign	1,502	1,518	1,643
Income tax expense	$ 1,502	$ 1,518	$ 1,643